Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Bank Premises and Equipment
Buildings and improvements	$ 10,848,724	$ 10,712,053
Land and land improvements	3,096,142	3,026,281
Furniture and equipment	6,983,199	6,360,991
Leasehold improvements	869,474	869,473
Finance lease	4,018,377	4,018,377
Operating leases	1,426,517	1,417,859
Other prepaid assets	27,500	160,881
Bank premises and equipment, gross	27,269,933	26,565,915
Less accumulated depreciation and amortization	(15,196,948)	(14,194,544)
Bank premises and equipment, net	$ 12,072,985	$ 12,371,371